Summary of significant transactions - Strategic Reorganization And Wind Down Of The Cell Therapy Activities (Details)			12 Months Ended
	Oct. 21, 2025 employee	Jan. 08, 2025 employee	Dec. 31, 2025 EUR (€) entity	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Summary Of Significant Transaction [line items]
Number Of Publicly Trade Entities Traded | entity			2
Impairment of fixed assets			€ 228,112,000
Other operating expense			53,493,000	€ 40,773,000	€ 47,272,000
Deferred tax income			19,413,000	€ 3,104,000	€ (3,685,000)
provision for early termination of collobaration			16,300,000
Former owners of cell point
Summary Of Significant Transaction [line items]
Gain On Fair Value adjustment on the contingent consideration payable.			21,800,000
Cell Point and AbountBio [Member]
Summary Of Significant Transaction [line items]
Deferred tax income			19,300,000
Small molecules activities
Summary Of Significant Transaction [line items]
Number Of Reduction In Positions | employee		300
Percentage of reduction in employees across Belgium and France		40.00%
Cost for strategic reorganization and separation			124,800,000
Severance costs			47,700,000
Cost for early termination of collaborations			46,100,000
Impairment of fixed assets			9,500,000
Deal Cost			14,800,000
Accelerated non cash cost recognition for subscription right			4,600,000
Other operating expense			2,100,000
Cell Therapy Business Associated Assets [member]
Summary Of Significant Transaction [line items]
Number Of Reduction In Positions | employee	365
Severance costs			33,300,000
Impairment of fixed assets			228,100,000
Deal Cost			10,100,000
Accelerated non cash cost recognition for subscription right			1,500,000
Other operating expense			7,500,000
Total Pre Tax Effect Of Winddown			€ 275,000,000